Results of Operations from Oil and Gas Producing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Results of operations for oil and gas producing activities by geographic area [line items]
Oil and gas revenue	$ 3,884	$ 3,986	$ 6,689
Production costs	(847)	(816)	(1,438)
Exploration expenses	(492)	(560)	(435)
Depreciation, depletion, amortisation and valuation provision	(1,812)	(1,457)	(1,641)
Production taxes	(136)	(191)	(223)
Results of operations, income before accretion expense, income taxes, and royalty-related taxes, Total	597	962	2,952
Accretion expense	(118)	(112)	(127)
Income taxes	(239)	(467)	(990)
Royalty-related taxes	11	(85)	(164)
Results of oil and gas producing activities	251	298	1,671
Australia [member]
Results of operations for oil and gas producing activities by geographic area [line items]
Oil and gas revenue	2,272	2,535	3,404
Production costs	(487)	(575)	(752)
Exploration expenses	(23)	(37)	(44)
Depreciation, depletion, amortisation and valuation provision	(1,210)	(906)	(917)
Production taxes	(125)	(177)	(198)
Results of operations, income before accretion expense, income taxes, and royalty-related taxes, Total	427	840	1,493
Accretion expense	(89)	(78)	(80)
Income taxes	(46)	(275)	(530)
Royalty-related taxes	11	(85)	(164)
Results of oil and gas producing activities	303	402	719
United States [member]
Results of operations for oil and gas producing activities by geographic area [line items]
Oil and gas revenue	1,244	1,101	2,675
Production costs	(267)	(161)	(568)
Exploration expenses	(164)	(271)	(162)
Depreciation, depletion, amortisation and valuation provision	(489)	(476)	(621)
Production taxes		(1)
Results of operations, income before accretion expense, income taxes, and royalty-related taxes, Total	324	192	1,324
Accretion expense	(22)	(24)	(34)
Income taxes	(78)	(35)	(193)
Results of oil and gas producing activities	224	133	1,097
Other countries [member]
Results of operations for oil and gas producing activities by geographic area [line items]
Oil and gas revenue	368	350	610
Production costs	(93)	(80)	(118)
Exploration expenses	(305)	(252)	(229)
Depreciation, depletion, amortisation and valuation provision	(113)	(75)	(103)
Production taxes	(11)	(13)	(25)
Results of operations, income before accretion expense, income taxes, and royalty-related taxes, Total	(154)	(70)	135
Accretion expense	(7)	(10)	(13)
Income taxes	(115)	(157)	(267)
Results of oil and gas producing activities	$ (276)	$ (237)	$ (145)